CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of Capital Management [Abstract]
Schedule of invested capital
We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

	As of
US$ MILLIONS	June 30, 2019	December 31, 2018
Partnership Capital	$16,233	$14,668
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(8,918)	(7,303)
Deficit	1,639	1,228
Accumulated other comprehensive income	(352)	(328)
Ownership changes and other	(398)	(109)
Invested Capital	$8,204	$8,156
The following table presents the change in Invested Capital during the three and six-month periods ended June 30, 2019:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2019	2018	2019	2018
Opening balance	$8,202	$7,760	$8,156	$7,599
Issuance of preferred units and preferred shares, net of repurchases	—	—	72	157
Issuances of limited partnership units and redeemable partnership units, net of repurchases	2	4	(24)	8
Ending balance	$8,204	$7,764	$8,204	$7,764
Weighted Average Invested Capital	$8,202	$7,760	$8,192	$7,738